Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement	Fair Value Measurement
We measure certain financial assets and liabilities at fair value on a recurring basis, such as cash equivalents. The fair values of these financial assets were determined based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. These levels of input are as follows:

•Level 1 — Quoted prices in active markets for identical assets or liabilities.
•Level 2 — Inputs, other than quoted market prices in active markets, that are observable either directly or indirectly.
•Level 3 — Unobservable inputs based on our own assumptions.

The following tables set forth our assets that are measured at fair value on a recurring basis at December 31, 2019 and 2018:

	December 31, 2019
(in thousands)	Total	Level 1	Level 2	Level 3

Cash equivalents	$8,948	$8,948	$—	$—

	December 31, 2018
(in thousands)	Total	Level 1	Level 2	Level 3

Cash equivalents	$1,007	$1,007	$—	$—